Information by segment and main country (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [Abstract]
Information on income statement [Text block]
Philips Group
Information on income statement
in millions of EUR unless otherwise stated
2015 - 2017
	sales	sales including intercompany	depreciation and amortization [1] )	Adjusted EBITA [2] )
2017
Personal Health	7,310	7,333	(371)	1,221
Diagnosis & Treatment	6,891	6,953	(267)	716
Connected Care & Health Informatics	3,163	3,200	(208)	372
HealthTech Other	415	559	(177)	(109)
Legacy Items	1	6	(2)	(48)
Inter-segment eliminations		(269)
Philips Group	17,780	17,780	(1,025)	2,153

2016
Personal Health	7,099	7,119	(385)	1,108
Diagnosis & Treatment	6,686	6,741	(229)	631
Connected Care & Health Informatics	3,158	3,213	(184)	324
HealthTech Other	478	635	(177)	(66)
Legacy Items	1	6	(2)	(76)
Inter-segment eliminations		(292)
Philips Group	17,422	17,422	(976)	1,921

2015
Personal Health	6,751	6,764	(375)	966
Diagnosis & Treatment	6,484	6,531	(249)	515
Connected Care & Health Informatics	3,022	3,080	(198)	294
HealthTech Other	503	670	(156)	8
Legacy Items	46	84	7	(95)
Inter-segment eliminations		(323)
Philips Group	16,806	16,806	(972)	1,688
1) Includes impairments.
2) For reconciliation Adjusted EBITA, refer to the table below.

Reconciliation from net income to Adjusted EBITA [Text block]
Philips Group
Reconciliation from net income to Adjusted EBITA
in millions of EUR
2015 - 2017
	Philips Group	Personal Health	Diagnosis & Treatment	Connected Care & Health Informatics	HealthTech Other	Legacy Items
2017
Net Income	1,870
Discontinued operations, net of income taxes	(843)
Income tax expense	349
Investments in associates, net of income taxes	4
Financial expenses	263
Financial income	(126)
Income from operations	1,517	1,075	488	206	(149)	(103)
Amortization of acquired intangible assets	260	135	55	44	26
Impairment of goodwill	9				9
EBITA	1,787	1,211	543	250	(114)	(103)
Restructuring and acquisition-related charges	316	11	151	91	64
Other items	50		22	31	(59)	55
Adjusted EBITA	2,153	1,221	716	372	(109)	(48)

2016
Net Income	1,491
Discontinued operations, net of income taxes	(660)
Income tax expense	203
Investments in associates, net of income taxes	(11)
Financial expenses	507
Financial income	(65)
Income from operations	1,464	953	546	275	(129)	(181)
Amortization of acquired intangible assets	242	139	48	46	9
Impairment of goodwill	1			1
EBITA	1,707	1,092	594	322	(120)	(181)
Restructuring and acquisition-related charges	94	16	37	14	28	(1)
Other items	120			(12)	26	106
Adjusted EBITA	1,921	1,108	631	324	(66)	(76)

2015
Net Income	638
Discontinued operations, net of income taxes	(479)
Income tax expense	169
Investments in associates, net of income taxes	(30)
Financial expenses	453
Financial income	(94)
Income from operations	658	736	322	173	49	(622)
Amortization of acquired intangible assets	273	149	55	54	15
EBITA	931	885	377	227	64	(622)
Restructuring and acquisition-related charges	186	37	131	38	(19)	(1)
Other items	571	44	7	29	(37)	528
Adjusted EBITA	1,688	966	515	294	8	(95)

Main countries [Text block]
Philips Group
Main countries
in millions of EUR
2015 - 2017
	sales [1] )	tangible and intangible assets [2] )
2017
Netherlands	414	1,154
United States	6,084	8,408
China	2,322	959
Germany	1,011	270
Japan	1,059	457
France	530	33
India	425	100
Other countries	5,935	1,263
Total main countries	17,780	12,644

2016
Netherlands	393	1,007
United States	5,948	9,425
China	2,210	1,167
Germany	965	201
Japan	1,103	492
France	513	45
India	399	121
Other countries	5,891	2,147
Total main countries	17,422	14,605

2015
Netherlands	374	970
United States	5,742	9,291
China	2,132	1,194
Germany	929	170
Japan	962	455
France	487	48
India	431	134
Other countries	5,749	2,276
Total main countries	16,806	14,538
1) The sales are reported based on country of destination.
2) Consists of Property plant and equipment, Intangible assets excluding goodwill and Goodwill